Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.9%
17,597	iShares 20+ Year Treasury Bond ETF	$1,968,752	2.8
23,890	iShares MSCI Japan ETF	1,280,265	1.8
32,016	Vanguard Emerging Markets ETF	1,316,818	1.9
219,463	Vanguard FTSE Developed Markets ETF	8,879,473	12.8
12,440	Vanguard Mid-Cap ETF	2,605,558	3.7
10,359	Vanguard Short-Term Treasury ETF	606,416	0.9

	Total Exchange-Traded Funds
	(Cost $19,379,455)	16,657,282	23.9

MUTUAL FUNDS: 76.1%
	Affiliated Investment Companies: 20.2%
337,866	Voya Intermediate Bond Fund - Class P3	3,005,450	4.3
310,181	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	2,962,229	4.3
433,710	Voya Multi-Manager International Equity Fund - Class P3	3,933,755	5.6
368,141	Voya Multi-Manager International Factors Fund - Class P3	3,055,574	4.4
117,126	Voya Short Term Bond Fund - Class P3	1,092,785	1.6
		14,049,793	20.2

	Unaffiliated Investment Companies: 55.9%
795,179	TIAA-CREF S&P 500 Index Fund - Institutional Class	34,733,435	49.9
197,677	TIAA-CREF SmallCap Blend Index Fund - Class I	4,202,620	6.0
		38,936,055	55.9

	Total Mutual Funds
	(Cost $58,503,686)	52,985,848	76.1

	Total Investments in Securities (Cost $77,883,141)	$69,643,130	100.0
	Assets in Excess of Other Liabilities	9,411	0.0
	Net Assets	$69,652,541	100.0

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,657,282	$–	$–	$16,657,282
Mutual Funds	52,985,848	–	–	52,985,848
Total Investments, at fair value	$69,643,130	$–	$–	$69,643,130

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$2,576,834	$792,801	$(316,964)	$(47,222)	$3,005,450	$23,937	$(34,425)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	2,626,329	677,518	(251,151)	(90,467)	2,962,229	-	(100,061)	-
Voya Multi-Manager International Equity Fund - Class P3	3,238,718	1,479,757	(576,688)	(208,033)	3,933,755	-	(124,560)	-
Voya Multi-Manager International Factors Fund - Class P3	2,575,493	1,057,431	(334,715)	(242,634)	3,055,574	-	(54,257)	-
Voya Short Term Bond Fund - Class R6	-	2,297,365	(2,297,365)	-	-	2,433	(15,851)	-
Voya Short Term Bond Fund - Class P3	-	1,201,103	(107,688)	(630)	1,092,785	4,318	19	-
	$11,017,374	$7,505,975	$(3,884,571)	$(588,986)	$14,049,793	$30,688	$(329,135)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $79,576,044.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(9,932,914)

Net Unrealized Depreciation	$(9,932,914)